Measurement at Fair Value (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Instruments Measured at Fair Value

The following is a summary of the instruments that are measured at fair value:

	Balance on December 31, 2017	Fair value at December 31, 2017
		Active market – quoted price (Level 1)	No active market – Valuation technique (Level 2)	No active market – No observable inputs (Level 3)
Assets
Fair value through profit or loss
Securities held for trading
Bank certificates of deposit	3	—	3	—
Treasury Financial Notes (LFTs)	290	—	290	—
Financial Notes – Banks	740	740	—	—
Debentures	11	—	11	—

	1,044	740	304	—
Derivative financial instruments (swap)	9	—	—	9

	1,053	740	304	9
Available for sale
Concession financial assets related to infrastructure	370	—	—	370

	370	—	—	370
Liabilities
Fair value through profit or loss
Derivative financial instruments (swap)	(41)			(41)
Derivative financial instruments (sale options)	(816)	—	(507)	(309)

	(857)	—	(507)	(350)

	566	740	(203)	29

	Balance on December 31, 2016	Fair value at December 31, 2016
		Active market – quoted price (Level 1)	No active market – Valuation technique (Level 2)	No active market – No observable inputs (Level 3)
Assets
Held for trading
Securities
Bank certificates of deposit	33	—	33	—
Treasury Financial Notes (LFTs)	193	193	—	—
Financial Notes – Banks	724	—	724	—
Debentures	45	—	45	—

	995	193	802	—
Available for sale
Concession financial assets related to infrastructure	216	—	—	216

	216	—	—	216
Liabilities
Fair value through profit or loss
Derivative financial instruments	(1,342)	—	(1,150)	(192)

	(1,342)	—	(1,150)	(192)

	(131)	193	(348)	24